Business Combinations - Narrative (Detail) - Kalyra Pharmaceuticals, Inc. $ in Millions	Dec. 21, 2017 USD ($)
Variable Interest Entity [Line Items]
Cash payments to acquire interest	$ 4.5
Ownership percentage	25.00%